Eaton Vance

Municipal Income Trust

August 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 149.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$601,782
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	545	699,453
Texas Water Development Board, 4.00%, 10/15/37(1)	8,125	9,430,606

		$10,731,841

Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$630	$189,062

		$189,062

Education — 11.5%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(4)	$1,115	$1,224,237
Bucks County Industrial Development Authority, PA, (George School), 5.00%, 9/15/39	500	500,600
California State University, 5.00%, 11/1/41(1)	13,000	15,664,610
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(4)	350	396,113
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(4)	655	728,786
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	425	521,892
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	390	470,519
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56	2,165	2,322,699
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(4)	250	277,820
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	950	1,163,702
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	7,498,125
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,118,912
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	891,290
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,171,370
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	3,000	3,626,160
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	105,315
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,367,865
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,396,777
Michigan State University, 5.00%, 2/15/40	1,000	1,015,350
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	2,825	3,650,408
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,875	2,399,400
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	4,000	4,158,040
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	293,000
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	412,480
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	565,065
Pennsylvania State University, 5.00%, 9/1/42(1)	3,250	4,013,522
State Public School Building Authority, PA, (Northampton County Area Community College), 5.50%, 3/1/31	750	792,878

Security	Principal Amount (000’s omitted)	Value
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	$2,525	$3,182,005
University of Cincinnati, OH, 5.00%, 6/1/34	500	522,050
University of Michigan, 5.00%, 4/1/48(1)	1,500	1,868,790

		$64,319,780

Electric Utilities — 2.9%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$3,040	$3,162,330
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,003,420
Lansing Board of Water and Light, MI, 5.50%, 7/1/41	500	536,805
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	9,000	9,910,800
Michigan Public Power Agency, 5.00%, 1/1/43	775	821,810
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	528,755

		$15,963,920

Escrowed/Prerefunded — 4.6%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,118,008
Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	335	366,400
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	785	799,413
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	880	896,949
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	480	489,466
Cumberland County Municipal Authority, PA, (Dickinson College), Prerefunded to 11/1/19, 5.00%, 11/1/39	1,200	1,207,344
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Prerefunded to 11/1/20, 5.00%, 11/1/38	3,200	3,339,040
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	465	470,919
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	1,365	1,382,376
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	273,013
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	298,384
Hancock County, OH, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	816,300
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,870	1,937,039
Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	532,720
Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	532,720
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	920	988,549
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	615	660,399
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	360	388,987
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	240	259,157
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	567,011
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), Prerefunded to 12/1/19, 5.25%, 12/1/39	500	504,970

Security	Principal Amount (000’s omitted)	Value
Monmouth County Improvement Authority, NJ, Prerefunded to 1/15/21, 5.00%, 1/15/28	$1,510	$1,591,389
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	276,185
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	236,611
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,012,570
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	159,935
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	878,806
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	361,116
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	637,044
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	521,116
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	385	405,313
Philadelphia, PA, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	243,766
South Fork Municipal Authority, PA, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	258,878
Symmes Township, Hamilton County, OH, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,052,170

		$25,464,063

General Obligations — 22.3%
Allegheny County, PA, 5.00%, 11/1/43(1)	$2,875	$3,573,280
Boston, MA, 5.00%, 5/1/38(1)	3,000	3,820,140
Chicago Board of Education, IL, 5.00%, 12/1/46	8,400	8,968,512
Chicago, IL, 5.00%, 1/1/44	1,000	1,139,800
Chicago, IL, 5.75%, 1/1/33	1,500	1,795,140
Cleveland, OH, 5.00%, 12/1/43(1)	2,775	3,420,687
Danvers, MA, 5.25%, 7/1/36	885	948,667
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	1,000	1,423,640
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,775	3,230,794
Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(1)	9,000	9,612,810
Illinois, 5.00%, 11/1/23	1,000	1,102,610
Illinois, 5.00%, 5/1/33	5,000	5,493,850
Illinois, 5.00%, 5/1/35	1,415	1,549,467
Illinois, 5.00%, 5/1/39	3,035	3,485,273
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,850	3,460,071
Kent County, MI, (AMT), 5.00%, 1/1/28	1,000	1,062,760
King County, WA, Sewer Revenue, (SPA: TD Bank, N.A.), 1.36%, 1/1/46(5)	500	500,000
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	3,250	3,416,530
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	7,907,683
Massachusetts, 5.00%, 9/1/38(1)	14,500	18,313,790
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/28	340	357,734
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/30	340	357,544
New York, 5.00%, 2/15/34(1)	2,500	2,644,875
Ohio, 5.00%, 2/1/37(1)	2,775	3,346,123
Pennsylvania, 5.00%, 3/1/32(1)	2,250	2,847,330
Peters Township School District, PA, 5.00%, 9/1/40(1)	2,750	3,453,917
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	7,200	8,292,600
State College Area School District, PA, 5.00%, 5/15/44(1)	3,100	3,846,573

Security	Principal Amount (000’s omitted)	Value
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	$2,850	$3,486,148
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,775	3,403,676
Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	365	417,626
Wayland, MA, 5.00%, 2/1/33	510	536,357
Wayland, MA, 5.00%, 2/1/36	770	808,793
Will County, IL, 5.00%, 11/15/45(1)	5,625	6,469,650
Winchester, MA, 5.00%, 4/15/36	245	259,156

		$124,753,606

Hospital — 20.8%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$1,000	$1,096,420
Butler County, OH, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	527,090
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	6,800	7,832,512
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)	10,000	10,035,200
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(1)	10,000	11,068,200
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	2,234,951
Colorado Health Facilities Authority, (CommonSpirit Health), 4.00%, 8/1/44	965	1,069,336
Franklin County, OH, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	804,832
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,800	3,377,220
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	286,495
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	735	804,943
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	610	747,579
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(1)	10,000	11,411,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	3,550	4,204,158
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	32,237
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,000,128
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	2,460	2,738,005
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	2,850	3,459,615
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	532,885
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	800	851,056
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,306
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	51,939
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	3,425	4,151,990
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	1,595	1,782,827
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(4)	800	949,872
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	11,400	11,739,720
Northampton County General Purpose Authority, PA, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	258,863
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	211,052
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	629,636
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	183,130
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	425	510,655
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	1,265	1,540,024
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	5,250	5,856,007

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	$675	$692,361
Saginaw Hospital Finance Authority, MI, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,027,730
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,574,647
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.00%, 12/1/43	875	930,615
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.50%, 12/1/43	750	821,393
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	10,000	10,894,100
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	6,200	7,254,682
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,120,640

		$116,396,051

Housing — 0.7%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$191,485
Michigan Housing Development Authority, 3.00%, 10/1/39	625	646,550
Michigan Housing Development Authority, 3.25%, 10/1/44	670	697,356
Michigan Housing Development Authority, 3.35%, 10/1/49	970	1,010,255
Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	990	1,079,991
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	180,029

		$3,805,666

Industrial Development Revenue — 5.5%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$421,856
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	555	556,532
Delaware County Industrial Development Authority, PA, (Covanta), 5.00%, 7/1/43(4)	750	767,175
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	5,475	5,566,761
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,800	1,819,350
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,230,982
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(4)	1,580	1,675,005
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(4)	1,740	1,860,251
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,201
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,815	5,317,301
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	846,518
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,169,147
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,995,111
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	225,350
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,242,398
New York Liberty Development Corp., (Bank of America Tower at One Bryant Park), 2.80%, 9/15/69(6)	870	905,339
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,327,410
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	535	570,882
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(4)	775	882,276

Security	Principal Amount (000’s omitted)	Value
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(4)	$690	$797,999
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(4)	300	344,208

		$30,576,052

Insured-Education — 0.8%
Hamilton County, OH, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$770,625
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	1,000	1,494,590
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,924,486

		$4,189,701

Insured-Electric Utilities — 1.8%
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$601,832
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	1,146,040
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	740,207
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,670,000
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	328,894
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,515	1,644,411
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	270,885
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,880	2,035,401
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	643,183

		$10,080,853

Insured-Escrowed/Prerefunded — 0.3%
Brooklyn City School District, OH, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	$555	$581,895
Bucks County Water and Sewer Authority, PA, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	500	524,545
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	335	337,586

		$1,444,026

Insured-General Obligations — 1.3%
Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%, 10/1/38	$500	$570,370
Byron Center Public Schools, MI, (AGM), 3.75%, 5/1/26	150	152,379
Byron Center Public Schools, MI, (AGM), 4.00%, 5/1/28	240	243,569
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	2,455	1,956,856
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	406,053
Hartland Consolidated Schools, MI, (AGM), 5.25%, 5/1/29	1,000	1,062,570
Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	910	1,026,298
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,394,780
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	560,325

		$7,373,200

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$304,598

		$304,598

Insured-Lease Revenue/Certificates of Participation — 0.2%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,277,250

		$1,277,250

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 0.6%
Harris County-Houston Sports Authority, TX, (AGM) (NPFG), 0.00%, 11/15/34	$4,210	$2,625,230
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	900,446

		$3,525,676

Insured-Special Tax Revenue — 3.6%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$4,753,507
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,348,760
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	11,812,662
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	760	651,784
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,681,509

		$20,248,222

Insured-Transportation — 6.5%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$8,793,918
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,053,595
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	3,898,433
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/30	600	647,742
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	315	320,390
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	850	959,556
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,690,950
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,927,080
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,147,270
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,248,240
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,330,675
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,008,256
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	6,225	6,889,892
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,708,128
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	643,472
South Jersey Transportation Authority, NJ, (AGC), 5.50%, 11/1/33	315	317,073

		$36,584,670

Insured-Water and Sewer — 7.1%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(1)	$17,985	$22,107,342
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,771,700
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,886,495
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,829,330
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,268,587
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	4,780	4,896,871

		$39,760,325

Lease Revenue/Certificates of Participation — 1.0%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$625	$664,600
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,850	3,375,141
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	1,735	1,740,934

		$5,780,675

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.8%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	$1,925	$346,500
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	110	130,000
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(4)	485	542,841
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	820,526
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(4)	890	1,013,790
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	875	877,144
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	915	915,613

		$4,646,414

Senior Living/Life Care — 6.3%
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	$630	$630,687
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	291,344
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	535	541,880
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,088,900
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	723,990
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	804,605
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	100	110,076
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/44	1,750	2,054,797
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	3,109	839,338
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	126,273
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(4)	775	894,784
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(4)	545	622,477
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(4)	135	135,158
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(4)	475	475,361
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,948,673
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,625,543
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(4)	440	480,960
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(4)	265	292,449
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(4)	575	634,133
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	722,043
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	235,591
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	200	234,418
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	125	146,240
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	130	151,711
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	425	492,235
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	833,677

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	$3,650	$4,131,690
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,622,259
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,921,482
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,731,475
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	355,489
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,046,572
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	316,709

		$35,263,019

Special Tax Revenue — 19.3%
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	$550	$678,376
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	2,200	2,686,112
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,400	1,768,858
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,400	1,749,860
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	4,100	4,960,508
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	3,000	3,640,680
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	230	139,997
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	7,500	8,788,575
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	6,500	7,336,615
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(1)	12,400	14,455,052
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,820	2,962,325
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	845	887,647
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	2,180	2,294,494
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(1)	10,000	11,955,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	14,100	17,414,346
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	5,600	6,361,880
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,250	4,108,422
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	147	128,259
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	251	198,614
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	246	180,955
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	316	214,229
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	357	220,819
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	122	32,762
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	99	19,240
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	1,347	1,372,256
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	238	254,769
Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	36	36,584
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	5	5,161
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	35	35,973
Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	538	553,468
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	88	91,974
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	233	232,486
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	170	156,364
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	353,135
Texas Transportation Commission, 5.00%, 4/1/33(1)	10,000	11,621,500

		$107,897,995

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$795,685

		$795,685

Transportation — 15.5%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$461,170
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,000	1,158,390
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,825	2,257,580
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	6,525	7,942,230
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(1)	8,850	10,845,498
Illinois Toll Highway Authority, 4.00%, 1/1/44(1)	8,000	9,109,120
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	1,500	1,518,255
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	415,024
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	869,520
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,172,864
New Jersey Turnpike Authority, 4.00%, 1/1/48	2,925	3,319,846
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(1)	7,880	8,558,862
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,055	1,180,629
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,860	4,203,000
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	579,018
Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	6,250	7,656,937
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)	7,200	8,023,176
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	8,500	9,067,205
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	1,979,269
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,758,310
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,720	3,225,512
Texas Transportation Commission, 0.00%, 8/1/37	725	373,317
Texas Transportation Commission, 0.00%, 8/1/39	750	345,337
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	723,686

		$86,743,755

Utilities — 0.1%
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/40	$365	$378,012

		$378,012

Water and Sewer — 13.5%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(1)	$10,000	$11,835,200
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	6,250	7,710,875
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	14,100	17,311,980
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(1)	9,550	10,929,306
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,038,448
Detroit, MI, Water Supply System, 5.25%, 7/1/41	5,480	5,850,558
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(1)	2,500	3,043,125
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	3,000	3,638,670

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$4,130	$4,761,931
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,353,375
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	269,758
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	760,225
Texas Water Development Board, 4.00%, 10/15/47(1)	5,500	6,173,970

		$75,677,421

Total Tax-Exempt Municipal Securities — 149.2% (identified cost $760,631,182)		$834,171,538

Taxable Municipal Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$152	$45,713

		$45,713

Escrowed/Prerefunded — 0.5%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$3,112,343

		$3,112,343

General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$10,436,203
Chicago, IL, 7.75%, 1/1/42	2,059	2,384,322

		$12,820,525

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,591,060

		$6,591,060

Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$859,177
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	640,590

		$1,499,767

Student Loan — 0.1%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$640	$720,493

		$720,493

Transportation — 0.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	$750	$885,930

		$885,930

Total Taxable Municipal Securities — 4.6% (identified cost $19,994,630)		$25,675,831

Trust Units — 1.0%

Security	Notional Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 1.0%
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/1/43(9)	$2,178	$299,489
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (non-taxable), 8/1/43(9)	6,615	4,812,093
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(9)	216	29,690
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(9)	656	477,048

Total Trust Units — 1.0% (identified cost $5,600,996)		$5,618,320

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.3%
CommonSpirit Health, 3.347%, 10/1/29	$1,930	$1,991,450

		$1,991,450

Hospital — 0.2%
Boston Medical Center Corp., MA, 4.581%, 7/1/47	$835	$947,539

		$947,539

Other — 0.7%
Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(4)	$3,470	$4,075,862

		$4,075,862

Total Corporate Bonds & Notes — 1.2% (identified cost $6,235,000)		$7,014,851

Total Investments — 156.0% (identified cost $792,461,808)		$872,480,540

Other Assets, Less Liabilities — (56.0)%		$(313,243,560)

Net Assets — 100.0%		$559,236,980

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At August 31, 2019, the concentration of the Trust’s investments in the various states and teritorries, determined as a percentage of total investments, is as follows:

New York	13.8%
Massachusetts	10.4%
Others, representing less than 10% individually	75.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 14.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $27,355,795 or 4.9% of the Trust’s net assets.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2019.

(6)	When-issued security.

(7)	Issuer is in default with respect to interest and/or principal payments.

(8)	Security is in default and making only partial interest payments.

(9)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at August 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$834,171,538	$—	$834,171,538
Taxable Municipal Securities	—	25,675,831	—	25,675,831
Trust Units	—	5,618,320	—	5,618,320
Corporate Bonds & Notes	—	7,014,851	—	7,014,851
Total Investments	$—	$872,480,540	$—	$872,480,540

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.